CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Cash and cash equivalents	199,818	219,757
Trade receivables, net of allowances for doubtful accounts of HK$nil and HK$nil as of April 30, 2011 and 2012, respectively	282,869	270,763
Inventories (note 3)	128,387	117,733
Deposits, prepayment and other receivables (note 4)	20,514	8,357
Total current assets	631,588	616,610
Property, plant and equipment, net (note 5)	524,137	551,079
Prepaid lease payments, net (note 6)	24,753	26,237
Other assets	12,813	8,001
Intangible assets	438	0
Total assets	1,193,729	1,201,927
LIABILITIES AND SHAREHOLDERS' EQUITY
Bank borrowings (note 7)	156,866	169,710
Capital lease obligations (note 8)	303	5,311
Trade payables	121,964	127,987
Other payables and accruals (note 9)	115,109	80,811
Tax payable	72,936	56,389
Total current liabilities	467,178	440,208
Capital lease obligations (note 8)	0	303
Deferred tax liabilities (note 10)	14,504	15,156
Total liabilities	481,682	455,667
Commitments and contingencies (note 12)	0	0
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 16,733,196 and 14,352,903 shares issued and outstanding as of April 30, 2011 and 2012, respectively)	112	131
Additional paid-in capital	77,967	169,973
Accumulated other comprehensive income	15,514	8,106
Retained earnings	618,454	568,050
Total shareholders' equity	712,047	746,260
Total liabilities and shareholders' equity	1,193,729	1,201,927